Unaudited Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Mar. 31, 2024
Current assets:
Cash		$ 3,789,806	$ 5,525,430
Restricted cash		209,622	209,317
Accounts receivable		3,256,687	2,750,214
Inventories		1,967,824	2,023,456
Prepaid expenses and other current assets		1,737,454	1,474,405
Total current assets		10,961,393	11,982,822
Non-current assets:
Property, plant and equipment, net		681,342	198,901
Intangible asset, net		103,768	38,183
Operating right-of-use assets, net		1,441,593	1,659,297
Finance lease right-of-use asset		15,915	17,788
Deferred tax assets, net		488,190	287,394
Other non-current assets		3,733,073	3,753,646
Total non-current assets		6,463,881	5,955,209
TOTAL ASSETS		17,425,274	17,938,031
Current liabilities:
Accounts payable		2,567,890	2,175,974
Advance from customers		151,594	207,293
Accrued expenses and other current liabilities		1,333,630	1,523,843
Taxes payable		27,248	24,974
Operating lease liabilities – current		517,985	506,061
Finance lease liabilities – current		4,682	4,454
Total current liabilities		4,603,029	4,442,599
Non-current liabilities:
Operating lease liabilities – non current		961,965	1,184,056
Finance lease liabilities – non current		11,739	13,709
Total non – current liabilities		973,704	1,197,765
TOTAL LIABILITIES		5,576,733	5,640,364
Commitments and Contingencies
Shareholders’ equity
Additional paid-in capital		4,855,795	4,855,795
Statutory reserve		813,235	813,235
Retained earnings		7,747,463	8,491,783
Accumulated other comprehensive loss		(1,573,743)	(1,868,937)
Total shareholders’ equity		11,848,541	12,297,667
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		17,425,274	17,938,031
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	3,291	3,291
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	$ 2,500	$ 2,500

[1]	Retrospectively reflect the changes in class of shares effective on September 10, 2024